CONSOLIDATED BALANCE SHEETS (Parentheticals) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Ordinary shares, par or stated value per share (in dollars per share)	€ 0.01	€ 0.01
Ordinary stock, shares authorized	1,012,565,725	1,012,565,725
Ordinary stock, shares, issued	218,847,430	214,554,061
Ordinary stock, shares, outstanding	218,847,430	214,554,061